Note 15 - Stock Options and Stock-based Employee Compensation - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unvested, Beginning Balance (in shares)	50
Unvested, Beginning Balance (in dollars per share)	$ 12.87
Awarded (in shares)	83
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 11.85	$ 12.66
Cancelled (in shares)	(48)
Cancelled (in dollars per share)	$ 12.99
Vested (in shares)	(50)
Vested (in dollars per share)	$ 12.87
Unvested, Ending Balance (in shares)	35	50
Unvested, Ending Balance (in dollars per share)	$ 11.85	$ 12.87